Accumulated Other Comprehensive Income (Loss) (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Income before income taxes									$ 5,240	$ 5,781
Income tax (expense) benefit									(1,227)	(1,496)
Net of tax	908	868	1,149	1,088	945	1,371	1,042	927	4,013	4,285
Amount Reclassified from Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net gains on securities									718
Income before income taxes									718
Income tax (expense) benefit									(244)
Net of tax									$ 474